Additional Financial Information (Tables)	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Income Statement Information
The tables that follow provide additional financial information related to our consolidated financial statements:

Income Statement Information

	(dollars in millions)
Years Ended December 31,	2017	2016	2015
Depreciation expense	$14,741	$14,227	$14,323
Interest costs on debt balances	5,256	4,961	5,391
Net amortization of debt discount	155	119	113
Capitalized interest costs	(678)	(704)	(584)
Advertising expense	2,643	2,744	2,749

Other income (expense), net
Interest income	$82	$59	$115
Other components of net periodic benefit (cost) income	(11)	(2,190)	2,445
Other, net	(2,092)	(1,658)	71
	$(2,021)	$(3,789)	$2,631

Balance Sheet Information
Balance Sheet Information

	(dollars in millions)
At December 31,	2017	2016
Accounts Payable and Accrued Liabilities
Accounts payable	$7,063	$7,084
Accrued expenses	6,756	5,717
Accrued vacation, salaries and wages	4,521	3,813
Interest payable	1,409	1,463
Taxes payable	1,483	1,516
	$21,232	$19,593

Other Current Liabilities
Advance billings and customer deposits	$3,084	$2,914
Dividends payable	2,429	2,375
Other	2,839	2,813
	$8,352	$8,102

Cash Flow Information
Cash Flow Information

	(dollars in millions)
Years Ended December 31,	2017	2016	2015
Cash Paid
Interest, net of amounts capitalized	$4,369	$4,085	$4,491
Income taxes, net of amounts refunded	4,432	9,577	5,293

Other, net Cash Flows from Operating Activities
Changes in device payment plan agreement receivables-non-current	$(579)	$(3,303)	$(23)
Proceeds from Tower Monetization Transaction	—	—	2,346
Other, net	1,255	204	(3,673)
	$676	$(3,099)	$(1,350)

Other, net Cash Flows from Financing Activities
Net debt related costs	$(3,599)	$(1,991)	$(422)
Proceeds from Tower Monetization Transaction	—	—	2,742
Other, net	(670)	(765)	(743)
	$(4,269)	$(2,756)	$1,577